Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets
Schedule of intangible assets

Balance at December 31, 2022	$12,244,484
Amortization expense	(3,272,747)
Balance at December 31, 2023	8,971,737
Amortization expense	(2,145,850)
Balance at September 30, 2024	$6,825,887

Balance at December 31, 2021	$25,293,149
Amortization expense	(5,588,665)
Intangible Impairment	(7,460,000)
Balance at December 31, 2022	12,244,484
Amortization expense	(3,272,747)
Balance at December 31, 2023	$8,971,737

Schedule of future annual amortization related to the company's intangible assets

The future annual amortization related to the Company’s intangible assets is as follows as of September 30, 2024:

2024 (remaining 3 months)	$654,774
2025	1,754,329
2026	1,442,186
2027	1,212,871
2028	996,636
Thereafter	765,091
Total	$6,825,887

The future annual amortization related to the Company’s intangible assets is as follows as of December 31, 2023:

2024	$2,800,623
2025	1,754,329
2026	1,442,186
2027	1,212,871
2028	996,637
Thereafter	765,091
Total	$8,971,737